LOANS - Schedule of Additional Information on Allowance for Credit Losses Based on a Collective Evaluation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance	$ 67,311,208	$ 66,328,000
Provision for Credit Losses	84,287,916	42,183,163	$ 56,689,484
Charge-offs	(98,005,000)	(61,662,000)
Recoveries	21,616,000	20,462,000
Ending Balance	75,210,063	67,311,208	66,328,000
Live Checks
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance	10,649,000	10,765,000
Provision for Credit Losses	24,044,000	8,170,000
Charge-offs	(23,207,000)	(11,324,000)
Recoveries	3,410,000	3,038,000
Ending Balance	14,896,000	10,649,000	10,765,000
Premier Loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance	6,216,000	5,838,000
Provision for Credit Losses	4,452,000	3,343,000
Charge-offs	(5,630,000)	(3,823,000)
Recoveries	1,070,000	858,000
Ending Balance	6,108,000	6,216,000	5,838,000
Other Consumer Loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance	44,646,000	43,833,000
Provision for Credit Losses	47,976,000	27,198,000
Charge-offs	(61,787,000)	(41,534,000)
Recoveries	15,577,000	15,149,000
Ending Balance	46,412,000	44,646,000	43,833,000
Real Estate Loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance	265,000	267,000
Provision for Credit Losses	(102,000)	24,000
Charge-offs	(28,000)	(31,000)
Recoveries	8,000	5,000
Ending Balance	143,000	265,000	267,000
Sales Finance Contracts
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance	5,535,000	5,625,000
Provision for Credit Losses	7,918,000	3,448,000
Charge-offs	(7,353,000)	(4,950,000)
Recoveries	1,551,000	1,412,000
Ending Balance	$ 7,651,000	$ 5,535,000	$ 5,625,000